Derivative financial instruments - Commodity derivatives (Details) £ in Millions	12 Months Ended
	Mar. 31, 2018 GBP (£) GW MMBTU	Mar. 31, 2017 GBP (£) GW MMBTU
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 1,724	£ 1,813
Derivative liabilities	(1,061)	(2,393)
Total	663	(580)
Derivative contractual amount	(23,099)	(28,576)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	69	106
Derivative liabilities	(116)	(170)
Total	(47)	(64)
Forward purchases of electricity
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Derivative liabilities	0	(10)
Total	£ 0	£ (10)
Derivative non-monetary notional amount | GW	0	159
Derivative contractual amount	£ 0	£ 15
Forward purchases of gas
Disclosure of detailed information about financial instruments [line items]
Derivative assets	60	82
Derivative liabilities	(64)	(97)
Total	£ (4)	£ (15)
Derivative non-monetary notional amount | MMBTU	54	54
Derivative contractual amount	£ 96	£ 131
Derivative term	3 years
Electricity capacity
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 1	2
Derivative liabilities	0	0
Total	£ 1	£ 2
Derivative non-monetary notional amount | GW	0.6	0.7
Electricity swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 7	£ 11
Derivative liabilities	(46)	(61)
Total	£ (39)	£ (50)
Derivative non-monetary notional amount | GW	12,839	12,776
Electricity options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 0	£ 0
Derivative liabilities	(1)	0
Total	£ (1)	£ 0
Derivative non-monetary notional amount | GW	13,897	17,793
Gas swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 1	£ 11
Derivative liabilities	(4)	(2)
Total	£ (3)	£ 9
Derivative non-monetary notional amount | MMBTU	100	83
Gas options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 0	£ 0
Derivative liabilities	(1)	0
Total	£ (1)	£ 0
Derivative non-monetary notional amount | MMBTU	7	9
NYMEZ Gas Futures [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount | MMBTU	0	3
Less than 1 year | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 30	£ 54
Derivative liabilities	(76)	(93)
Total	(46)	(39)
Later than one year [member] | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	39	52
Derivative liabilities	(40)	(77)
Total	(1)	(25)
In 1 to 2 years | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	6	8
Derivative liabilities	(17)	(36)
Total	(11)	(28)
In 2 to 3 years | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	6	7
Derivative liabilities	(11)	(9)
Total	(5)	(2)
In 3 to 4 years | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	6	6
Derivative liabilities	(3)	(7)
Total	3	(1)
In 4 to 5 years | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	5	6
Derivative liabilities	(2)	(5)
Total	3	1
More than 5 years | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	16	25
Derivative liabilities	(7)	(20)
Total	£ 9	£ 5